EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 22, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information dated August 1, 2018, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the following Portfolio:

EQ/PIMCO Real Return Portfolio

Effective immediately, Jeremie Banet no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/PIMCO Real Return Portfolio.

References to Jeremie Banet contained in the section of the Summary Prospectus entitled “EQ/PIMCO Real Return Portfolio — Class IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) are hereby deleted in their entirety.

Effective immediately, the table in the section of the Summary Prospectus entitled “EQ/PIMCO Real Return Portfolio — Class IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) is amended to include the following:

Name	Title	Date Began Managing the Portfolio
Steve A. Rodosky	Managing Director and Portfolio Manager	January 2019

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References to Jeremie Banet contained in the sections of the Prospectus entitled “EQ/PIMCO Real Return Portfolio — Class IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” and “Management of the Trust — The Sub-Advisers — Pacific Investment Management Company LLC (“PIMCO”),” are hereby deleted in their entirety.

Effective immediately, the table in the section of the Prospectus entitled “EQ/PIMCO Real Return Portfolio — Class IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended to include the following:

Name	Title	Date Began Managing the Portfolio
Steve A. Rodosky	Managing Director and Portfolio Manager	January 2019

Effective immediately, in the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Pacific Investment Management Company LLC (“PIMCO”)” is amended to include the following information:

Steve A. Rodosky is a managing director in the Newport Beach office and a portfolio manager for U.S. long duration strategies. He serves as head of talent management for portfolio management in the U.S. and previously led the firm’s U.S. rates team. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has 24 years of investment experience and holds a master’s degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

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Effective immediately, references to Jeremie Banet, contained in the section of the Statement of Additional Information entitled “Appendix C — Portfolio Manager Information” with respect to the Portfolio are hereby deleted in their entirety.

Effective immediately, the section of the SAI entitled “Appendix C — EQ Advisors Trust — Portfolio Manager Information — Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”)” is amended to include the following information:

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2018						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)
EQ/PIMCO Real Return Portfolio
Steve A. Rodosky	26	$34,690.47	N/A	N/A	3	$442.96	N/A	N/A	N/A	N/A	N/A	N/A

Ownership of Securities of the Fund as of December 31, 2018

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/PIMCO Real Return Portfolio
Steve A. Rodosky	X

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